CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Loss from operations		$ (20,964,000)		$ (45,197,000)
Other income/(expense):
Net loss		$ (25,650,000)		$ (161,908,000)
Net loss per ordinary share-basic and diluted		$ (2.22)		$ (14.14)
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Formation and operating costs	$ 683	$ 255,906	$ 732	$ 850,359
Loss from operations	(683)	(255,906)		(850,359)
Other income/(expense):
Interest earned on marketable securities held in trust account		2,959		34,922
Offering expenses related to warrant issuance				(529,112)
Change in fair value of warrant liabilities		10,466,000		(6,154,000)
Total other income (expense)		10,468,959		(6,648,190)
Net loss	$ (683)	$ 10,213,053	$ (732)	$ (7,498,549)
CIK 0001822888 Virtuoso Acquisition Corp [Member] | A Ordinary Shares
Other income/(expense):
Weighted-average basic and diluted ordinary shares		23,000,000		20,893,773
Net loss per ordinary share-basic and diluted		$ 0.36		$ (0.28)
CIK 0001822888 Virtuoso Acquisition Corp [Member] | B Ordinary Shares
Other income/(expense):
Weighted-average basic and diluted ordinary shares	3,450,000	5,750,000		5,750,000
Net loss per ordinary share-basic and diluted	$ 0.00	$ 0.36		$ (0.28)